APPENDIX I
                      UNITED STATES                    OMB APPROVAL
           SECURITIES AND EXCHANGE COMMISSION          OMB Number      3235-0456
                Washington, D.C. 20549                 Expires:  August 31, 2000
                                                       Estimated average burden
                       FORM 24F-2                      hours per response......1
            Annual Notice of Securities Sold
                Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

1.   Name and address of issuer:  AXP Tax-Exempt Series, Inc.
                                  200 AXP Financial Center
                                  Minneapolis, MN  55474
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2.   The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series
     or classes):             [ X ]
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3.   Investment Company Act File Number:  811-2686

     Securities Act File Number:          2-57328
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4(a).Last day of fiscal year for which this notice is filed:
                           November 30, 2000
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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:  If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). [ ] Check box if this is the last time the issuer will be
          Filing this Form.
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5.   Calculation of registration fee:

(i)   Aggregate sale price of securities
      sold during the fiscal year pursuant
      to section 24(f):                                        $  182,482,801.00

(ii)  Aggregate price of securities redeemed
      or repurchased during the fiscal year:                   $  266,538,992.00

(iii) Aggregate price of securities redeemed
      or repurchased during any prior fiscal
      year ending no earlier than October 11, 1995
      that were not previously used to reduce
      registration fees payable to the Commission:             $  481,535,527.98

(iv)  Total available redemption credits
      [add Items 5(ii) and 5(iii):                            -$  748,074,519.98

(v)   Net sales - if item 5(i) is greater than
      Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:         $               0

(vi)  Redemption credits available for use in
      future years -- if Item 5(i) is less than
      Item 5(iv) [subtract Item 5(iv) from
      Item 5(i)]:                                              $(565,591,718.98)

(vii) Multiplier for determining registration fee
      (See Instruction C.9):                                             x.00025

(viii)Registration fee due [multiply Item 5(v) by
      Item 5(vii)] (enter "0" if no fee is due):             = $               0
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6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:  0
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7.   Interest due - if this Form is being filed more than 90 days after the
     end of the issuer's fiscal year (see Instruction D):                 + $  0
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8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:                                          = $  0
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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:
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          Method of delivery:

                    [ ] Wire Transfer
                    [ ] Mail or other means


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                      SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



By /s/Leslie L. Ogg
      Leslie L. Ogg
      Vice President, General Counsel and Secretary


Date: January 31, 2001